Share Capital - Schedule of Stock Option Activity (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 CAD
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options Available for Grant, Beginning Balances	49,183,597	24,610,831
Option Available for Grant, Increase authorized amount	618,842	23,701,143
Option Available for Grant, Options granted		(8,484,971)
Option Available for Grant, Options exercised
Option Available for Grant, Options cancelled	8,705,564	9,487,303
Option Available for Grant, Options expired	1,026,688	201,136
Options Available for Grant, Bonus shares	(13,750)	(291,625)
Options Available for Grant, Shares issued under share purchase plan	(32,694)	(40,220)
Options Available for Grant, Ending Balances	59,488,247	49,183,597
Options Outstanding, Beginning Balances	16,176,212	23,449,062
Options Outstanding, Options granted		8,484,971
Options Outstanding, Options exercised	(534,628)	(6,069,382)
Options Outstanding, Options cancelled	(8,705,564)	(9,487,303)
Options Outstanding, Options expired	(1,026,688)	(201,136)
Options Outstanding, Ending Balances	5,909,332	16,176,212
Weighted Average Exercise Price, Beginning Balances	$ 15.58	$ 13.83	16.23
Weighted Average Exercise Price, Options granted		$ 13.34
Weighted Average Exercise Price, Options exercised	$ 2.96	$ 7.15
Weighted Average Exercise Price, Options cancelled	$ 16.68	$ 14.66
Weighted Average Exercise Price, Options expired	$ 9.07	$ 14.50
Weighted Average Exercise Price, Ending Balances	$ 16.23	$ 15.58	16.23